Note 18 - Deferred Tax Charge	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Deferred Tax Charge [Text Block]
Note
18
– Deferred Tax Charge

Deferred tax charges arise as a result of internal reorganizations of intellectual property between certain subsidiaries. The tax impact related to these reorganizations is amortized to tax expense over the remaining estimated useful life of the intellectual property, which is between three
to
eight
years.